Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 266	$ 171	$ 213
Impairment of Intangible Assets, Finite-lived	$ 36	$ 39	$ 53